Investment property (Table)	6 Months Ended
Dec. 31, 2018
Investment property
Schedule of investment property

Total £’000
At 1 July 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)

Net book amount	13,836

Six months ended 31 December 2018
Opening net book amount	13,836
Depreciation charge	(64)

Closing net book amount	13,772

At 31 December 2018
Cost	19,769
Accumulated depreciation and impairment	(5,997)

Net book amount	13,772

At 1 July 2017
Cost	19,769
Accumulated depreciation and impairment	(5,803)

Net book amount	13,966

Six months ended 31 December 2017
Opening net book amount	13,966
Depreciation charge	(65)

Closing net book amount	13,901

At 31 December 2017
Cost	19,769
Accumulated depreciation and impairment	(5,868)

Net book amount	13,901